OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Vessels Leased to Third Party [Member]	Dec. 31, 2011 Vessels Leased to Third Party [Member]
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	$ 302,034
2014	321,495
2015	315,823
2016	310,072
2017	306,967
2018 and later	985,765
Total	2,542,156 [1]
Extension of charter hire term	5 years
Property, Plant and Equipment [Line Items]
Cost		1,555,700	1,482,000
Accumulated depreciation		$ 362,900	$ 318,100

[1]	This includes additional revenues relating to the amendment to the terms of the Golar Winter charter pursuant to modifications to the vessel. The amendment includes an increase in charter hire rates and an extension of the charter hire term by 5 years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter expected in 2013. The amendment to the charter was effected in January 2012.